Stock Option Plan - Schedule of Share-based Compensation, Restricted Stock Units Award Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Aug. 26, 2017 $ / shares shares
Units
Non-vested at beginning of period (in shares) | shares	0
Granted (in shares) | shares	65,845
Vested (in shares) | shares	0
Forfeited, canceled and expired (in shares) | shares	0
Non-vested at end of period (in shares) | shares	65,845
Weighted average grant-date fair value
Non-vested at beginning of period (in dollars per share) | $ / shares	$ 0.00
Granted (in dollars per share) | $ / shares	12.00
Vested (in dollars per share) | $ / shares	0.00
Forfeited, canceled and expired (in dollars per share) | $ / shares	0.00
Non-vested at end of period (in dollars per share) | $ / shares	$ 12.00